Other Income	6 Months Ended
Jun. 30, 2022
Other Income Expense [Abstract]
Other Income

7. Other Income

	Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000
Government grants	5,041	1,584
	5,041	1,584

Government grants are cash incentives received related to specific operating expenses incurred. During the six months ended June 30, 2022, the Group received a government subsidy from a Chinese local government for research and development spending totaling RMB 1.3 million (USD 0.2 million). During the six months ended June 30, 2021, the Group received a one-time award of RMB 5.0 million (USD 0.8 million) from a Chinese local government for the Company’s successful IPO listing.